Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Income Tax Contingency [Line Items]
Beginning Balance	$ 6,849	$ 9,419	$ 14,572
Additions for tax positions of the current period			337
Additions for tax positions of prior periods			1,644
Reductions due to settlements		(22)
Reductions for tax positions of prior periods	(2,473)	(2,548)	(7,134)
Ending Balance	$ 4,376	$ 6,849	$ 9,419